PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	£ 222,807	£ 330,260